Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
June 30, 2012
Derivative assets	$—	$78	(a)	$—	$—	$78
Derivative liabilities	—	(27,457	)(b)	—	—	(27,457)

Total	$—	$(27,379)		$—	$—	$(27,379)

December 31, 2011
Derivative assets	$—	$198	(a)	$—	$—	$198
Derivative liabilities	—	(31,756	)(b)	—	—	(31,756)

Total	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $1.5 million and $6.4 million as of June 30, 2012 and December 31, 2011, respectively.

	Level 1	Level 2	Level 3	Counterparty Netting(a)	Total
	(Dollars in thousands)
December 31, 2011:
Derivative assets	$—	$198 (b)	$—	$—	$198
Derivative liabilities	—	(31,756)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)	$—	$—	$(31,558)

December 31, 2010:
Derivative assets	$—	$116,394 (c)	$—	$(56,244)	$60,150
Derivative liabilities	—	(56,244)	—	56,244	—

Total derivative assets, net	$—	$60,150	$—	$—	$60,150

(a)
As permitted under GAAP, we have elected to offset derivative assets and derivative liabilities under our master netting agreement.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(c)
The balance includes CVA and MVA adjustments of $6.4 million and $0.8 million as of December 31, 2011 and 2010, respectively.

Schedule of non-recurring impairment charges and fair value adjustments recorded to flight equipment

	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Other Adjustments		Book Value at June 30, 2012
	(Dollars in thousands)
Flight equipment under operating lease	$161,716	$(93,552)	$(3,594)	$(23,165)	$52,855	(a)	$94,260
Lease receivables and other assets(b)	—	—	3,594	(626)	—		2,968

Total	$161,716	$(93,552)	$—	$(23,791)	$52,855		$97,228

(a)
Includes increases of $53,408 primarily related to the addition of an aircraft through the exercise of an option and an engine exchange transaction.

(b)
Reclassification represents fair value of aircraft parts.

	Book Value at December 31, 2010	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments	Book Value at December 31, 2011
	(Dollars in millions)
Flight equipment under operating lease	$3,571,395	$(1,739,656)	$72,643	$(89,807)	$(229,412)	$1,585,164
Flight equipment held for sale	262,291	3,726	(78,673)	(187,344)	—	—
Lease receivables and other assets	—	(1,578)	8,398	—	(1,000)	5,820
Net investment in finance and sales-type leases	—	—	2,287	—	(442)	1,845

Total	$3,833,686	$(1,737,508)	$4,655	$(277,151)	$(230,854)	$1,592,829